FAIR VALUE OF ASSETS AND LIABILITIES - Significant unobservable inputs and and the sensitivity of these fair values (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)
Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	2.55
Discounted cash flow
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	11.23	11.17
Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 133,077	$ 128,079
Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	122,285	126,049
Debt instruments | TIPS
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value		91,671
Debt instruments | TIPS | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	108,992
Effect on fair value of assets due to 100 basis point increase	106,498	90,111
Effect on fair value of assets due to 100 basis point decrease	$ 110,328	$ 92,906
Debt instruments | TIPS | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.14	0.48
Debt instruments | TIPS | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	5.46	6.41
Debt instruments | TIPS | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	2.73	3.24
Debt instruments | TIPS | Discounted cash flow | Prepayment speed
FAIR VALUE OF ASSETS AND LIABILITIES
Effect on fair value of assets due to 100 basis point increase	$ 110,178	$ 93,882
Effect on fair value of assets due to 100 basis point decrease	107,586	91,278
Debt instruments | Other bonds | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	9,786	34,378
Effect on fair value of assets due to 100 basis point increase	9,335	33,364
Effect on fair value of assets due to 100 basis point decrease	$ 10,267	$ 35,448
Debt instruments | Other bonds | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	2.20	0.81
Debt instruments | Other bonds | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	2.20	1.06
Debt instruments | Other bonds | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	2.20	0.92
Debt instruments | Other bonds | Discounted cash flow | Liquidity risk
FAIR VALUE OF ASSETS AND LIABILITIES
Effect on fair value of assets due to 100 basis point increase	$ 9,337	$ 33,107
Effect on fair value of assets due to 100 basis point decrease	$ 10,265	$ 35,135
Debt instruments | Other bonds | Discounted cash flow | Liquidity risk | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	2.55	2.81
Debt instruments | Other bonds | Discounted cash flow | Liquidity risk | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	2.55	3.88
Debt instruments | Other bonds | Discounted cash flow | Liquidity risk | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		3.21
Debt instruments | Time deposits | Discounted cash flow | Interest rate
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 3,507
Effect on fair value of assets due to 100 basis point increase	3,499
Effect on fair value of assets due to 100 basis point decrease	$ 3,514
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	2.95
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	5.10
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	5.13
Debt instruments | Corporate bonds | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 10,792	$ 2,030
Significant unobservable input, assets	3.32	0.51
Effect on fair value of assets due to 100 basis point increase	$ 10,711	$ 2,005
Effect on fair value of assets due to 100 basis point decrease	$ 10,890	$ 2,063
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	3.32	0.51
Equity securities | Price-based | Price
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 445,356	$ 1,079,700
Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	622,181	329,258
Forwards | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	335,589	126,662
Effect on fair value of assets due to 100 basis point increase	334,916	126,289
Effect on fair value of assets due to 100 basis point decrease	$ 336,268	$ 127,036
Forwards | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.00	0
Forwards | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	22.58	19.8
Forwards | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	3.69	3.73
Swaps | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 252,080	$ 155,679
Effect on fair value of assets due to 100 basis point increase	247,382	150,683
Effect on fair value of assets due to 100 basis point decrease	$ 239,563	$ 149,630
Swaps | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.00	0.00
Swaps | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	32.25	40
Swaps | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	4.39	5.52
Options | Black-Scholes | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 34,512	$ 46,917
Effect on fair value of assets due to 100 basis point increase	34,270	46,561
Effect on fair value of assets due to 100 basis point decrease	$ 34,732	$ 47,134
Options | Black-Scholes | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.00	0
Options | Black-Scholes | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	36.99	32
Options | Black-Scholes | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	1.78	0.83
Investment in associates | Price-based | Price
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 1,263,765
Investment in associates | Price-based | Price | P.A. Viva Malls
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value		$ 1,249,818